ADVANCE FROM CUSTOMERS (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Advance From Customers Disclosure [Line Items]
Advance from third-party customers	$ 8,365	$ 9,062
Advances from customers	$ 8,365	$ 9,062